Sohu.com Limited Shareholders' Equity (Sohu Video Share-based Awards, Share Option Assumptions) (Details) - Sohu Video [Member] - Sohu Video Share Incentive Plan [Member] - Share Options [Member]	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	1.11%	2.44%
Exercise multiple | shares	2.8	2.8
Expected forfeiture rate (post-vesting)	5.00%	14.00%
Weighted average expected option life	1 year	2 years
Volatility rate	57.30%	53.90%
Dividend yield	0.00%	0.00%
Fair value | $ / shares	$ 0.21	$ 0.35